Goldman Sachs Short-Term Conservative Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Short-Term Conservative Income Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	5.62%	5.86%	1.10%	0.10%	1.33%	3.16%